Shareholder Fees {- Fidelity Small Cap Growth K6 Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity Small Cap Growth K6 Fund PRO-05 | Fidelity Small Cap Growth K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none